SCHEDULE OF CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 296,257	$ (72,781)	$ (72,781)	$ 225,228
Total other comprehensive income (loss)	(217,936)	337,435	369,038	(298,009)
Accumulated comprehensive income (loss), Balance	78,321	264,654	296,257	(72,781)
A D S [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), attributed	(22,363)	10,996
AML [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), attributed	(245,462)	352,881	373,172	(335,483)
APL [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), attributed	42,723	(12,971)	(22,297)	6,264
ATECH [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), attributed	7,166	$ (13,471)	973	8,760
A I L [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), attributed
AD Securities America, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), attributed			$ 17,190	$ 22,450